ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2019	2018
Accounts receivable	$350,672	$760,271
Allowance for doubtful accounts	—	—
Accounts receivable, net	$350,672	$760,271

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment and, as a result of such analysis, the Company did not recognize any allowance for doubtful accounts for the years ended December 31, 2019, 2018 and 2017. All balances as of December 31, 2019 and 2018 have been fully collected in the subsequent year.